Consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Currency translation (charge) / gain	$ 238	$ (317)	$ 47